Plan Participation - Additional Information (Detail) - EBP 006 [Member]	12 Months Ended
	Dec. 31, 2025 Month	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, number of participants	4,254	4,400
EBP, employer contribution, matching percentage	3.00%
Employee benefit plan contribution vested	100.00%
EBP, participant contribution, automatic, deferral rate	5.00%
Employee benefit plan participant contribution automatic deferral rate increase	1.00%
Employee benefit plan participant contribution automatic deferral rate maximum	50.00%
Employee benefit plan participant withdrawal account period minimum	24
First 3 percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, participant compensation matched, percentage	100.00%
4 percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, participant compensation matched, percentage	50.00%
5 percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, participant compensation matched, percentage	50.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, participant contribution, pretax, maximum annual compensation to total compensation, percentage	1.00%
Employee benefit plan participant contribution posttax maximum annual compensation to total compensation percentage	1.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, participant contribution, pretax, maximum annual compensation to total compensation, percentage	75.00%
Employee benefit plan participant contribution posttax maximum annual compensation to total compensation percentage	6.00%